OPERATING DATA - Trade Accounts Receivable and Other - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Factored trade receivables	$ 5.0	$ 4.4
Individually assessed for credit losses | More than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	180 days
Individually assessed for credit losses | Less than 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	180 days
Individually assessed for credit losses | 31 days or older
Disclosure of financial assets that are either past due or impaired [line items]
Overdue period	31 days